Intangible assets - Useful life (Details)	12 Months Ended
Sep. 30, 2018
Core deposit intangibles
Intangible assets
Useful life (in years)	9 years
Minimum | Computer software
Intangible assets
Useful life (in years)	3 years
Maximum | Computer software
Intangible assets
Useful life (in years)	10 years